General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General and Administrative Expenses (CHF million)
Occupancy expenses	1,230	1,132	1,191
IT, machinery, etc.	1,472	1,452	1,348
Provisions and losses	694	704	533
Travel and entertainment	396	443	473
Professional services	1,932	2,074	2,176
Amortization and impairment of other intangible assets	36	30	35
Other	1,550	1,537	1,475
General and administrative expenses	7,310	7,372	7,231
Bank
General and Administrative Expenses (CHF million)
Occupancy expenses	1,201	1,104	1,163
IT, machinery, etc.	1,459	1,437	1,333
Provisions and losses	682	707	495
Travel and entertainment	382	427	456
Professional services	1,881	2,030	2,131
Amortization and impairment of other intangible assets	28	30	34
Other	1,635	1,672	1,684
General and administrative expenses	7,268	7,407	7,296